UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Y/CAP Management LLC
Address: 1370 Avenue of the Americas,29th Floor
         New York, NY  10019

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Haydon
Title:     Managing Member
Phone:     212-938-1462

Signature, Place, and Date of Signing:

 /s/  Richard Haydon     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $104,635 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROVIRONMENT INC              COM              008073108      217    10000 SH       SOLE                    10000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     5807   164500 SH       SOLE                   164500        0        0
APPLE INC                      COM              037833100     3193     6000 SH       SOLE                     6000        0        0
AT&T INC                       COM              00206R102     2888    85680 SH       SOLE                    85680        0        0
BANK OF AMERICA CORPORATION    COM              060505104     7198   620000 SH       SOLE                   620000        0        0
BP PLC                         SPONSORED ADR    055622104    11597   278500 SH       SOLE                   278500        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109     1112    24000 SH       SOLE                    24000        0        0
CINCINNATI BELL INC NEW        COM              171871106     3359   613000 SH       SOLE                   613000        0        0
CREXUS INVT CORP               COM              226553105     3430   280000 SH       SOLE                   280000        0        0
CROCS INC                      COM              227046109     2015   140000 SH       SOLE                   140000        0        0
EBAY INC                       COM              278642103     3223    63200 SH       SOLE                    63200        0        0
FLY LEASING LTD                SPONSORED ADR    34407D109     3068   249000 SH       SOLE                   249000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     5814   170000 SH       SOLE                   170000        0        0
FRONTIER COMMUNICATIONS CORP   COM              35906A108     8949  2091000 SH       SOLE                  2091000        0        0
FURNITURE BRANDS INTL INC      COM              360921100      530   500000 SH       SOLE                   500000        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     4453   128500 SH       SOLE                   128500        0        0
JPMORGAN CHASE & CO            COM              46625H100     6595   150000 SH       SOLE                   150000        0        0
KNIGHT CAP GROUP INC           CL A COM         499005106     1019   290300 SH       SOLE                   290300        0        0
LEGGETT & PLATT INC            COM              524660107     1660    61000 SH       SOLE                    61000        0        0
PARAMETRIC SOUND CORP          COM NEW          699172201      385    55900 SH       SOLE                    55900        0        0
REALOGY HLDGS CORP             COM              75605Y106     6672   159000 SH       SOLE                   159000        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105     1136   200000 SH       SOLE                   200000        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101     4597   147000 SH       SOLE                   147000        0        0
SEADRILL LIMITED               SHS              G7945E105    12843   349000 SH       SOLE                   349000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     1644   290000 SH       SOLE                   290000        0        0
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103     1231   110000 SH       SOLE                   110000        0        0